Schedule of borrowings (Details) (Parenthetical) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022
Debt weighted average interest	9.80%	9.80%	9.80%	9.80%
Chief Executive Officer [Member] | Seamless Group Inc [Member]
Loan assumed					$ 600	$ 4.7
Mr Takis Wong [Member] | Seamless Group Inc [Member]
Debt instrument, interest rate, stated percentage					12.00%	12.00%
Loan assumed					$ 2,050
Alexander Kong [Member]
Debt instrument, interest rate, stated percentage	12.00%	12.00%	12.00%	12.00%
Loan assumed	$ 1,600	$ 12.3	$ 1,600	$ 12.3
Alexander Kong [Member] | Seamless Group Inc [Member]
Debt instrument, interest rate, stated percentage					12.00%	12.00%
Alexander Kong [Member] | Seamless Group Inc [Member] | Loan One [Member]
Loan assumed					$ 300	$ 2.5
Alexander Kong [Member] | Seamless Group Inc [Member] | Loan Two [Member]
Loan assumed					$ 1,300	$ 9.8
Ronnie Hui [Member]
Debt instrument, interest rate, stated percentage	12.00%	12.00%	12.00%	12.00%
Loan assumed	$ 500	$ 3.6	$ 500	$ 3.6
Ronnie Hui [Member] | Seamless Group Inc [Member]
Debt instrument, interest rate, stated percentage					12.00%	12.00%
Loan assumed					$ 600	$ 3.6
Short-Term Debt [Member]
Debt weighted average interest	12.60%	12.60%			13.10%	13.10%
Short-Term Debt [Member] | Seamless Group Inc [Member]
Debt weighted average interest					13.10%	13.10%	15.50%
Short-Term Debt [Member] | Third Party [Member]
Debt weighted average interest	13.70%	13.70%	13.70%	13.70%	22.60%	22.60%
Short-Term Debt [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest					22.60%	22.60%	22.40%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member]
Debt weighted average interest					15.00%	15.00%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest					15.00%	15.00%	15.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member]
Debt weighted average interest	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest					24.00%	24.00%	24.00%
Long-Term Debt [Member] | Minimum [Member]
Debt instrument, interest rate, stated percentage	12.00%	12.00%			12.00%	12.00%
Long-Term Debt [Member] | Minimum [Member] | Seamless Group Inc [Member]
Debt instrument, interest rate, stated percentage					12.00%	12.00%	2.50%
Long-Term Debt [Member] | Maximum [Member]
Debt instrument, interest rate, stated percentage	15.00%	15.00%			24.00%	24.00%
Long-Term Debt [Member] | Maximum [Member] | Seamless Group Inc [Member]
Debt instrument, interest rate, stated percentage					24.00%	24.00%	24.00%